TAXATION (Tables)	12 Months Ended
Dec. 31, 2024
TAXATION
Schedule of loss before income taxes

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Non-Chinese Mainland	(421,597)	(331,586)	(39,684)
Chinese Mainland	(206,933)	(2,151,209)	522,336
	(628,530)	(2,482,795)	482,652

Schedule of income tax expenses

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Current	(115,577)	(157,526)	(247,166)
Deferred	(17,887)	43,152	12,937
	(133,464)	(114,374)	(234,229)

Schedule of reconciliation of tax computed by applying the statutory income tax rate

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
(Loss) income before income taxes	(628,530)	(2,482,795)	482,652
Income tax (expenses) benefits computed at applicable tax rates (25%)	157,133	620,699	(120,663)
Non-deductible expenses	(72,156)	(700)	(13,564)
Research and development expenses	67,789	65,863	45,882
Preferential rate	(6,163)	(6,140)	19,729
Current and deferred tax rate differences	15,847	11,036	12,957
International rate differences	(75,119)	(101,585)	(45,239)
Tax exempted income	249	2,803	23,413
Foreign investment	(39,224)	(53,617)	(37,905)
Unrecognized tax benefits	(13,674)	(11,283)	(9,393)
Change in valuation allowance	(135,732)	(606,071)	(57,808)
Prior year provision to return true up	(28,949)	(34,759)	(49,853)
Others	(3,465)	(620)	(1,785)
Income tax expenses	(133,464)	(114,374)	(234,229)

Schedule of significant components of deferred taxes

	As of December 31,
	2023	2024
	RMB	RMB
Deferred tax assets
Allowance for doubtful debt	125,500	151,507
Impairment of long-lived assets	166,576	167,016
Impairment of long-term investments	4,866	4,866
Accrued expense	39,896	99,066
Tax losses	849,672	722,959
Property and equipment	2,919	60,739
Intangible assets	9,432	7,937
Finance lease	386,327	387,135
Deferred government grant	3,357	—
Operating lease	949,362	1,074,944
Loss picked up on equity method investments	10,558	13,804
Valuation allowance	(955,738)	(952,541)

Total deferred tax assets, net of valuation allowance	1,592,727	1,737,432

Deferred tax liabilities
Intangible assets	405,964	315,308
Property and equipment	172,095	233,369
Capitalized interest expense	49,544	62,582
Finance lease	296,789	289,158
Operating lease	949,362	1,074,944
Investment in a VIE	159,691	189,852

Total non-current deferred tax liabilities	2,033,445	2,165,213

Net deferred tax liabilities	(440,718)	(427,781)
Analysis as:
Deferred tax assets	247,644	306,623
Deferred tax liabilities	688,362	734,404

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance at beginning of year	261,960	397,457	955,738
Addition	135,732	606,071	57,808
Expiration	(235)	(47,790)	(61,005)
Balance at end of year	397,457	955,738	952,541

Schedule of roll-forward of unrecognized tax benefits

	For the years ended December 31,
	2023	2024
	RMB	RMB
Balance at beginning of year	64,528	64,528
Reversal based on tax positions related to prior years	—	(1,255)
Balance at end of year	64,528	63,273